Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	90 Months Ended	92 Months Ended		120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025
C000199334 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Z Class (TAVZX)
Average Annual Return, Percent	22.82%	23.56%		10.03%	[1]
C000003885 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (TAVFX)
Average Annual Return, Percent	22.70%	23.44%				9.84%
C000085634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (TVFVX)
Average Annual Return, Percent	22.42%	23.13%				9.56%
C000085635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (TVSVX)
Average Annual Return, Percent	5.26%	14.35%				8.53%
C000003886 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (TASCX)
Average Annual Return, Percent	5.57%	14.64%				8.80%
C000199335 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Z Class (TASZX)
Average Annual Return, Percent	5.65%	14.76%		7.99%	[2]
C000199336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Z Class (TARZX)
Average Annual Return, Percent	16.69%	12.37%		4.56%	[3]
C000003887 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (TAREX)
Average Annual Return, Percent	16.58%	12.26%				5.36%
C000085636 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (TVRVX)
Average Annual Return, Percent	16.27%	11.98%				5.09%
C000226242 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (REIFX)
Average Annual Return, Percent	16.99%	8.92%				6.79%
C000226241 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Z Class (REIZX)
Average Annual Return, Percent	17.04%	8.91%	5.69% [4]
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.53%	16.12%		12.34%		12.37%
MSCI USA All Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA All Cap Index
Average Annual Return, Percent	21.00%	16.90%		14.18%		14.20%
MSCI ACWI IMI Core Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Core Real Estate Index
Average Annual Return, Percent	4.87%	6.38%		3.81%		4.16%
MSCI World ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Average Annual Return, Percent	24.24%	13.33%	7.90%			8.31%
MSCI ACWI ex USA IMI Core Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Core Real Estate Index
Average Annual Return, Percent	12.08%	3.19%	0.22%			2.48%
MSCI USA Small Cap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Small Cap Value Index
Average Annual Return, Percent	7.27%	14.61%		7.84%		8.90%

[1]	Z Class commenced investment operations on March 1, 2018.
[2]	Z Class commenced investment operations on March 1, 2018.
[3]	Z Class commenced investment operations on March 1, 2018.
[4]	Z Class commenced investment operations on April 20, 2018.